Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC LIFE FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 01, 2013
PL INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks a high level of current income;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	capital appreciation is of secondary importance.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 69 in the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2014 and 0.20% from 8/01/2014 through 7/31/2016. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 171.37% of the average value of the Fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	171.37%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	This Fund invests principally in income producing debt instruments. The Fund will generally invest at least 60% of its assets in investment grade corporate debt instruments, including those issued by non-U.S. entities denominated in U.S. dollars, and U.S. government and agency securities. The Fund may invest up to 40% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments, including those issued by non-U.S. entities denominated in U.S. dollars, and floating rate senior loans.

The Fund expects to maintain a duration position within two years (plus or minus) of the Barclays U.S. Aggregate Bond Index. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. The duration of the Barclays U.S. Aggregate Bond Index was 5.26 years as of March 31, 2013.

Individual investment selection is based on the Manager’s fundamental research process. Sector allocations are determined based on the Manager’s assessment of risk/return opportunities. The Manager performs a credit analysis on each potential issuer and a relative value analysis on each potential investment. When selecting investments (including non-income producing investments), the Manager may invest in instruments that it believes have the potential for capital appreciation.

		Decisions to sell are generally based upon the Manager’s belief that the particular investment has achieved its appreciation targets, reached its relative value opportunities, and/or that there have been changes in the fundamentals of the issuer.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The Fund may be affected by the following principal risks:
  Active Management Risk: There is no guarantee that a Manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve a Fund’s investment goal, which could have an adverse impact on such Fund’s performance generally, relative to other funds with similar investment goals or relative to its benchmark.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due.
  Debt Securities Risk: The values of debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity.
  Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in floating rate loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, a Fund could experience delays in receiving payments or suffer a loss. In an assignment, a Fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Due to their lower place in the borrower’s capital structure and possible unsecured status, junior loans involve a higher degree of overall risk than senior loans of the same borrower. In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Declines in interest rates may also increase prepayments of debt obligations and require the Fund to invest assets at lower yields.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
  High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities. Volatility of these securities (including loans) may be relatively greater than for investment grade securities.
  Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. Floating or adjustable rate securities (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which a Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If a Fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and may affect performance of a Fund. Events in one market may adversely impact other markets. Future events may impact a Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value simultaneously. Governmental and regulatory actions, including tax law changes, may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of a Fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s returns compare to its benchmark index, which provides a broad measure of market performance. The bar chart shows the performance of the Fund’s Class A shares. The Fund’s Advisor Class shares do not yet have a full calendar year of performance and are not included in the table below.

		Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s returns compare to its benchmark index, which provides a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund’s Advisor Class shares do not yet have a full calendar year of performance and are not included in the table below.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 722-2333 (select Option 2)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mutualfunds.pacificlife.com/mfc/home/performance.html
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A return for the period 1/1/13 through 6/30/13: (2.05%) Best and worst quarterly performance reflected within the bar chart: Q3 2012: 3.17%; Q3 2011: 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes on distributions and sale of shares may be greater than other figures for the same period because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than other figures for the same period because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
PL INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.90%	[2]
1 year	rr_ExpenseExampleYear01	513
3 years	rr_ExpenseExampleYear03	710
5 years	rr_ExpenseExampleYear05	972
10 years	rr_ExpenseExampleYear10	1,721
1 year	rr_ExpenseExampleNoRedemptionYear01	513
3 years	rr_ExpenseExampleNoRedemptionYear03	710
5 years	rr_ExpenseExampleNoRedemptionYear05	972
10 years	rr_ExpenseExampleNoRedemptionYear10	1,721
2011	rr_AnnualReturn2011	7.95%
2012	rr_AnnualReturn2012	9.48%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A return for the period 1/1/13 through 6/30/13:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Label	rr_AverageAnnualReturnLabel	Class A (incepted December 31, 2010)
1 year	rr_AverageAnnualReturnYear01	4.86%
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
PL INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.65%	[2]
1 year	rr_ExpenseExampleYear01	268
3 years	rr_ExpenseExampleYear03	531
5 years	rr_ExpenseExampleYear05	967
10 years	rr_ExpenseExampleYear10	2,182
1 year	rr_ExpenseExampleNoRedemptionYear01	168
3 years	rr_ExpenseExampleNoRedemptionYear03	531
5 years	rr_ExpenseExampleNoRedemptionYear05	967
10 years	rr_ExpenseExampleNoRedemptionYear10	2,182
Label	rr_AverageAnnualReturnLabel	Class C (incepted June 30, 2011)
1 year	rr_AverageAnnualReturnYear01	7.72%
Since Inception	rr_AverageAnnualReturnSinceInception	7.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
PL INCOME FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.65%	[2]
1 year	rr_ExpenseExampleYear01	66
3 years	rr_ExpenseExampleYear03	219
5 years	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	929
1 year	rr_ExpenseExampleNoRedemptionYear01	66
3 years	rr_ExpenseExampleNoRedemptionYear03	219
5 years	rr_ExpenseExampleNoRedemptionYear05	401
10 years	rr_ExpenseExampleNoRedemptionYear10	929
Label	rr_AverageAnnualReturnLabel	Class I (incepted December 31, 2010)
1 year	rr_AverageAnnualReturnYear01	9.73%
Since Inception	rr_AverageAnnualReturnSinceInception	8.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
PL INCOME FUND | Class Advisor
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.65%	[2]
1 year	rr_ExpenseExampleYear01	66
3 years	rr_ExpenseExampleYear03	219
5 years	rr_ExpenseExampleYear05	436
10 years	rr_ExpenseExampleYear10	1,063
1 year	rr_ExpenseExampleNoRedemptionYear01	66
3 years	rr_ExpenseExampleNoRedemptionYear03	219
5 years	rr_ExpenseExampleNoRedemptionYear05	436
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,063
PL INCOME FUND | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.10%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
PL INCOME FUND | (after taxes on distributions and sale of shares) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.16%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
PL INCOME FUND | Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class A inception date)
1 year	rr_AverageAnnualReturnYear01	4.21%
Since Inception	rr_AverageAnnualReturnSinceInception	6.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010

[1]	The investment adviser has contractually agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2014 and 0.20% from 8/01/2014 through 7/31/2016. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap.
[2]	after Expense Reimbursement